CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Priority Share Issued and Outstanding RUB	Ordinary Shares Issued and Outstanding USD ($)	Ordinary Shares Issued and Outstanding RUB	Treasury shares at cost USD ($)	Treasury shares at cost RUB	Additional Paid-In Capital USD ($)	Additional Paid-In Capital RUB	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Other Comprehensive Income/(Loss) RUB	Retained Earnings USD ($)	Retained Earnings RUB	Total USD ($)	Total RUB
Balance at Dec. 31, 2011	0		595,000,000				12,729,000,000		1,828,000,000		13,801,000,000		28,953,000,000
Balance (in shares) at Dec. 31, 2011	1		323,838,730
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							376,000,000						376,000,000
Share-based compensation tax benefits							2,000,000						2,000,000
Exercise of share options (Note 14)			1,000,000				359,000,000						360,000,000
Exercise of share options (Note 14) (in shares)			3,921,352
Class B shares conversion			(151,000,000)				151,000,000
Foreign currency translation adjustment									(867,000,000)				(867,000,000)
Net income											8,223,000,000		8,223,000,000
Balance at Dec. 31, 2012			445,000,000				13,617,000,000		961,000,000		22,024,000,000		37,047,000,000
Balance (in shares) at Dec. 31, 2012	1		327,760,082
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							754,000,000						754,000,000
Exercise of share options (Note 14)			1,000,000				439,000,000						440,000,000
Exercise of share options (Note 14) (in shares)		4,494,804
Repurchases of shares (Note 13)					(8,518,000,000)								(8,518,000,000)
Repurchases of shares (Note 13) (in shares)		(8,599,377)
Class B shares conversion		0	(204,000,000)				204,000,000
Reissue of shares for options exercised					1,632,000,000		(1,632,000,000)
Issuance of convertible debt							2,319,000,000						2,319,000,000
Foreign currency translation adjustment									1,081,000,000				1,081,000,000
Net income									0		13,474,000,000		13,474,000,000
Balance at Dec. 31, 2013			242,000,000		(6,886,000,000)		15,701,000,000		2,042,000,000		35,498,000,000		46,597,000,000
Balance (in shares) at Dec. 31, 2013	1		323,655,509
Increase (Decrease) in Shareholders' Equity
Share-based compensation expense							1,210,000,000						1,210,000,000
Exercise of share options (Note 14)			1,000,000				188,000,000						189,000,000
Exercise of share options (Note 14) (in shares)			1,434,480
Repurchases of shares (Note 13)					(8,436,000,000)								(8,436,000,000)
Repurchases of shares (Note 13) (in shares)			(7,446,319)
Class B shares conversion			(61,000,000)				61,000,000
Reissue of shares for options exercised					1,143,000,000		(1,143,000,000)
Issuance of convertible debt							442,000,000						442,000,000
Repurchase of convertible debt							(312,000,000)						(312,000,000)
Windfall tax benefit							45,000,000						45,000,000
Foreign currency translation adjustment									(1,019,000,000)			(18,100,000)	(1,019,000,000)
Net income											17,020,000,000	302,500,000	17,020,000,000
Balance at Dec. 31, 2014		$ 3,200,000	182,000,000	$ (252,000,000)	(14,179,000,000)	$ 287,800,000	16,192,000,000	$ 18,200,000	1,023,000,000	$ 933,500,000	52,518,000,000	$ 990,700,000	55,736,000,000
Balance (in shares) at Dec. 31, 2014	1	317,643,670